UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (Unaudited)

Shares	Security Description		Value

Common Stock - 100.0%
Airlines - 0.5%
1,055	Allegiant Travel Co. (a)		$ 61,042

Biotechnology - 1.7%
7,020	Incyte Corp., Ltd. (a)		97,999
2,025	InterMune, Inc. (a)		90,254
3,775	Micromet, Inc. (a)		30,502
			218,755
Chemicals - 1.5%
11,540	Polypore International, Inc. (a)		201,488

Communications Equipment - 9.7%
8,285	Acme Packet, Inc. (a)		159,735
20,130	Aruba Newtorks, Inc. (a)		274,976
5,060	Blue Coat Systems, Inc. (a)		157,062
3,625	DragonWave, Inc. (a)		33,531
11,705	Emulex Corp. (a)		155,442
4,700	Ixia (a)		43,569
15,145	JDS Uniphase Corp. (a)		189,767
8,110	Riverbed Technology, Inc. (a)		230,324
1,055	Woodward Governor Co.		33,739
			1,278,145
Consumer Discretionary - 10.1%
3,210	BJ's Restaurants, Inc. (a)		74,793
2,020	Buffalo Wild Wings, Inc. (a)		97,182
1,120	Chipotle Mexican Grill, Inc. (a)		126,190
1,605	CROCS, Inc. (a)		14,076
775	Deckers Outdoor Corp. (a)		106,950
2,605	Imax Corp. (a)		46,864
8,405	Lululemon Athletica, Inc. (a)		348,808
1,165	PF Chang's China Bistro, Inc. (a)		51,411
4,339	Shutterfly, Inc. (a)		104,527
5,065	Tempur-Pedic International, Inc. (a)		152,760
4,685	Texas Roadhouse, Inc. (a)		65,075
4,885	The Cheesecake Factory, Inc. (a)		132,188
			1,320,824
Consumer Retail - 14.0%
12,470	AnnTaylor Stores Corp. (a)		258,129
8,870	Chico's FAS, Inc.		127,905
1,915	Citi Trends, Inc. (a)		62,123
2,955	Ethan Allen Interiors, Inc.		60,962
2,650	G III Apparel Group, Ltd. (a)		73,034
1,410	J. Crew Group, Inc. (a)		64,719
4,745	Kirkland's, Inc. (a)		99,645
2,825	Rue21, Inc. (a)		97,943
15,135	Saks, Inc. (a)		130,161
1,900	Skechers USA, Inc., Class A (a)		69,008
17,910	Talbots, Inc. (a)		232,114
1,600	The Children's Place Retail Stores, Inc. (a)		71,280
2,590	True Religion Apparel, Inc. (a)		78,632
5,955	Ulta Salon, Cosmetics & Frangrance, Inc. (a)		134,702
13,756	Zumiez, Inc. (a)		281,860
			1,842,217
Consumer Services- 1.0%
2,785	American Public Eduation, Inc. (a)		129,781

Energy - 1.3%
2,975	Brigham Exploration Co. (a)		47,451
5,065	Rosetta Resources, Inc.(a)		119,281
			166,732
Financials- 4.0%
3,510	East West Bancorp, Inc.		61,144
6,335	First Financial Bancorp		112,700
2,115	Iberiabank Corp.		126,921
2,555	Signature Bank (a)		94,663
3,380	Wintrust Financial Corp.		125,770
			521,198
Health-Care - 9.8%
1,485	Abaxis, Inc. (a)		40,377
6,344	Align Technology, Inc. (a)		122,693
4,455	Arthrocare Corp. (a)		132,403
5,645	BioMarin Pharmaceuticals, Inc. (a)		131,924
1,825	Catalyst Health Solutions, Inc. (a)		75,519
9,290	DexCom, Inc. (a)		90,392
890	HeartWare International, Inc. (a)		39,578
3,330	Orthofix International NV (a)		121,145
6,210	Parexel International Corp. (a)		144,755
3,880	Thoratec Corp. (a)		129,786
8,675	Volcano Corp. (a)		209,588
1,770	Zoll Medical Corp. (a)		46,657
			1,284,817

Health-Care Services -12.8%
2,735	Conceptus, Inc. (a)		54,591
1,810	Emergency Medical Services Corp. (a)		102,355
10,750	ev3, Inc. (a)		170,495
3,245	Hanger Orthopedic Group, Inc. (a)		58,994
7,540	Health Management Associates, Inc., Class A (a)		64,844
2,660	HMS Holdings Corp. (a)		135,633
4,755	Insulet Corp. (a)		71,753
2,420	Micrus Endovascular Corp. (a)		47,722
13,855	Nektar Therapeutics (a)		210,735
3,680	NuVasive, Inc. (a)		166,336
3,080	NxStage Medical, Inc. (a)		35,266
7,415	Salix Pharmaceuticals, Ltd. (a)		276,209
1,390	Sirona Dental Systems, Inc. (a)		52,862
2,065	SonoSite, Inc. (a)		66,307
2,550	SXC Health Solutions Corp. (a)		171,564
			1,685,666

Industrials - 5.4%
4,510	Atlas Air Worldwide Holdings, Inc. (a)		239,255
2,600	BE Aerospace, Inc. (a)		79,170
6,145	Globe Specialty Metals, Inc. (a)		68,763
1,120	Portfolio Recovery Associates, Inc. (a)		61,454
5,570	Taleo Corp., Class A (a)		144,319
2,445	Titan Machinery, Inc. (a)		33,472
4,540	UAL Corp. (a)		88,757
			715,190
Pharmaceuticals - 0.9%
3,655	Impax Laboratories, Inc. (a)		65,351
3,190	MAP Pharmaceuticals, Inc. (a)		50,689
			116,040
Professional Services - 1.6%
5,411	Kelly Services, Inc., Class A (a)		90,147
7,440	OfficeMax, Inc. (a)		122,165
			212,312
Semiconductors and Semiconductor Equipment - 15.8%
9,243	Advanced Energy Industries, Inc. (a)		153,064
1,390	American Superconductor Corp. (a)		40,171
5,060	Atheros Communications, Inc. (a)		195,873
8,650	Cavium Networks, Inc. (a)		215,039
15,825	Cirrus Logic, Inc. (a)		132,772
11,190	Cypress Semiconductor Corp. (a)		128,685
4,795	Mellanox Technologies, Ltd. (a)		113,018
9,180	Netlogic Microsystems, Inc. (a)		270,167
3,930	Power Integrations, Inc.		161,916
1,895	Rubicon Technology, Inc. (a)		38,279
5,750	Skyworks Solutions, Inc. (a)		89,700
6,250	Veeco Instruments, Inc. (a)		271,875
10,370	Volterra Semiconductor Corp. (a)		260,287
			2,070,846
Software - 3.1%
4,660	Informatica Corp. (a)		125,168
1,640	Pegasystems, Inc.		60,680
1,885	Ultimate Software Group, Inc. (a)		62,111
6,740	Websense, Inc. (a)		153,470
			401,429

Technology - 6.8%
3,271	Bottomline Technologies, Inc. (a)		55,051
1,985	Calix, Inc. (a)		26,698
15,840	Finisar Corp. (a)		248,846
5,045	Netezza Corp. (a)		64,526
4,025	Plexus Corp. (a)		145,021
6,535	Sapient Corp.		59,730
18,435	SMART Modular Technologies WWH, Inc. (a)		142,134
2,215	Super Micro Computer, Inc. (a)		38,275
5,445	Synchronoss Technologies, Inc. (a)		105,470
			885,751

Total Common Stock (Cost $10,939,197)			13,112,233

Total Investments - 100.0% (Cost $10,939,197)*			$ 13,112,233
Other Assets and Liabilities, Net - 0.0%			(2,772)
Total Net Assets - 100.0%			$ 13,109,461

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$ 2,219,096
	Gross Unrealized Depreciation		(46,060)
	Net Unrealized Appreciation		$ 2,173,036

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 13,112,233
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 13,112,233

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LOU HOLLAND GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (Unaudited)

Shares	Security Description			Value

Common Stock - 98.8%

Consumer Discretionary - 11.3%
4,150	Amazon.com, Inc. (a)			$ 563,279
10,050	Costco Wholesale Corp.			600,086
6,250	Kohl's Corp. (a)			342,375
7,800	MSC Industrial Direct Co.			395,148
12,950	Nike, Inc., Class B			951,825
25,700	The Walt Disney Co.			897,187
13,300	Wal-Mart Stores, Inc.			739,480
35,750	Yum! Brands, Inc.			1,370,298
				5,859,678
Consumer Staples - 7.5%
9,250	Diageo PLC, ADR			623,913
12,150	HJ Heinz Co.			554,162
11,200	Mead Johnson Nutrition Co.			582,736
15,350	PepsiCo., Inc.			1,015,556
17,600	The Procter & Gamble Co.			1,113,552
				3,889,919

Energy - 15.0%
4,750	Exxon Mobil Corp.			318,155
41,250	Halliburton Co.			1,242,862
15,000	Noble Corp.			627,300
20,950	Occidental Petroleum Corp.			1,771,113
40,200	Range Resources Corp.			1,884,174
23,200	Southwestern Energy Co. (a)			944,704
33,650	Suntech Power Holdings Co., Ltd., ADR (a)			471,773
10,650	XTO Energy, Inc.			502,467
				7,762,548

Financial Services - 10.6%
14,650	Aflac, Inc.			795,349
18,440	Berkshire Hathaway, Inc., Class B (a)			1,498,619
2,300	BlackRock, Inc.			500,848
9,350	IHS, Inc., Class A (a)			499,945
49,500	TD Ameritrade Holding Corp. (a)			943,470
13,950	Visa, Inc., Class A			1,269,869
				5,508,100

Health Care - 11.6%
33,050	Covidien PLC			1,661,754
20,300	Genzyme Corp. (a)			1,052,149
19,500	Hospira, Inc. (a)			1,104,675
15,550	Laboratory Corp. of America Holdings (a)			1,177,291
14,900	McKesson Corp.			979,228
				5,975,097

Materials & Processing - 1.7%
10,300	Praxair, Inc.			854,900

Producer Durables - 9.3%
9,950	Automatic Data Processing, Inc.			442,477
22,800	Expeditors International of Washington, Inc.			841,776
23,900	Honeywell International, Inc.			1,081,953
10,850	Roper Industries, Inc.			627,564
7,850	United Parcel Service, Inc., Class B			505,618
10,050	United Technologies Corp.			739,780
8,500	Waters Corp. (a)			574,090
				4,813,258

Technology - 30.7%
40,450	Adobe Systems, Inc. (a)			1,430,716
26,800	American Tower Corp., Class A (a)			1,141,948
10,500	Apple, Inc. (a)			2,466,764
66,000	Cisco Systems, Inc. (a)			1,717,980
50,750	Citrix Systems, Inc. (a)			2,409,102
2,550	Google, Inc., Class A (a)			1,445,875
31,700	Intel Corp.			705,642
10,650	International Business Machines Corp.			1,365,862
63,150	Microsoft Corp.			1,848,400
21,700	QUALCOMM, Inc.			911,183
25,750	Symantec Corp. (a)			435,690
				15,879,162

Utilities - 1.1%
13,300	Questar Corp.			574,560

Total Common Stock (Cost $41,914,067)				51,117,222

Total Investments - 98.8% (Cost $41,914,067)*				$ 51,117,222
Other Assets and Liabilities, Net - 1.2%				632,851
Total Net Assets - 100.0%				$ 51,750,073

ADR	American Depositary Receipt

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of :

	Gross Unrealized Appreciation		$ 11,034,931
	Gross Unrealized Depreciation		(1,831,776)
	Net Unrealized Appreciation		$ 9,203,155

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 51,117,222
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 51,117,222

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (unaudited)

Shares	Security Description				Value
Common Stock – 97.1%
Australia - 2.2%
54,852	BHP Billiton, Ltd., ADR				$ 4,405,713

Austria - 1.5%
51,132	Andritz AG				3,028,345

Belgium - 2.1%
20,044	KBC Groep NV				970,682
30,716	Solvay SA				3,157,544
					4,128,226

Canada - 2.1%
171,437	Methanex Corp.				4,152,366

Finland - 4.7%
101,020	Konecranes Oyj				2,984,002
104,318	Kone Oyj, Class B				4,311,453
95,793	YIT Oyj				2,212,447
					9,507,902

France - 4.9%
34,965	Christian Dior SA				3,729,870
22,254	Imerys SA				1,371,819
57,050	Technip SA				4,638,687
					9,740,376

Germany - 8.4%
52,100	BASF SE				3,236,265
36,300	Demag Cranes AG				1,274,744
51,400	Hannover Rueckversicherung AG (a)				2,538,121
18,900	Muenchener Rueckversicherungs AG				3,070,933
154,900	Symrise AG				3,698,935
161,700	Tognum AG				3,042,315
					16,861,313

India - 2.0%
16,500	Infosys Technologies, Ltd., ADR				971,025
31,900	State Bank of India, Ltd., GDR				2,953,318
					3,924,343

Ireland - 5.2%
7,885	Anglo Irish Bank Corp., Ltd. (a) (b)				-
129,109	CRH PLC				3,222,563
2,054,454	Greencore Group PLC				3,857,040
397,293	Smurfit Kappa Group PLC				3,310,847
					10,390,450

Italy - 2.1%
240,350	Trevi Finanziaria SpA				4,122,786

Japan - 7.1%
142,500	Asahi Breweries, Ltd.				2,671,970
96,600	Culture Convenience Club Co., Ltd.				470,136
347,320	Iino Kaiun Kaisha, Ltd.				2,314,476
356	KDDI Corp.				1,843,021
52,416	MEIJI Holdings Co., Ltd.				2,035,192
418,000	Nippon Yusen KK				1,649,824
643,000	Showa Denko KK				1,451,203
74,900	The Kansai Electric Power Co., Inc.				1,716,074
					14,151,896

Norway - 1.4%
160,227	Camillo Eitzen & Co. ASA (a)				319,473
209,496	DnB NOR ASA (a)				2,393,454
					2,712,927

South Africa - 2.1%
1,938,619	Metorex, Ltd. (a)				1,024,703
78,770	Sasol, Ltd.				3,273,869
					4,298,572

South Korea - 2.6%
4,527	Samsung Electronics Co., Ltd.				3,272,868
12,468	SK Telecom Co., Ltd.				1,911,881
					5,184,749

Sweden - 5.9%
43,871	Autoliv, Inc.				2,260,673
391,200	Duni AB				3,521,591
159,802	Investor AB, Class B				3,065,199
99,400	Svenska Handelsbanken AB, Class A				2,912,921
					11,760,384

Switzerland - 1.3%
49,600	Novartis AG				2,678,983

Thailand - 2.0%
2,585,650	Thai Oil PCL				3,998,222

United Kingdom - 7.8%
2,184,602	Barratt Developments PLC				4,110,763
262,648	Bellway PLC				3,068,974
1,436,273	Lloyds Banking Group PLC				1,368,099
531,146	Persimmon PLC				3,751,993
5,874,040	Taylor Wimpey PLC				3,356,065
					15,655,894

United States - 31.7%
69,100	Allete, Inc.				2,313,468
407,606	Ameris Bancorp				3,680,682
74,906	AMETEK, Inc.				3,105,603
249,204	Astoria Financial Corp.				3,613,458
169,774	Colony Bankcorp, Inc.				991,480
36,344	FPL Group, Inc.				1,756,506
39,317	General Dynamics Corp.				3,035,272
64,400	H.J. Heinz Co.				2,937,284
15,868	Independent Bank Corp.				391,305
131,263	International Bancshares Corp.				3,017,736
363,060	Mac-Gray Corp.				4,098,947
77,082	Marathon Oil Corp.				2,438,874
52,400	People's Bancorp, Inc.				863,552
34,049	Praxair, Inc.				2,826,067
34,400	Quest Diagnostics, Inc.				2,005,176
335,997	Southwest Bancorp, Inc.				2,778,695
68,100	The Chubb Corp.				3,530,985
50,800	The J.M. Smucker Co.				3,061,208
67,382	Toro Co.				3,313,173
74,184	UnitedHealth Group, Inc.				2,423,591
154,700	Univest Corp. of Pennsylvania				2,891,343
57,551	Verizon Communications, Inc.				1,785,232
111,738	Webster Financial Corp.				1,954,298
56,300	WellPoint, Inc. (a)				3,624,594
29,174	WESCO International, Inc. (a)				1,012,630
					63,451,159

Total Common Stock (Cost $227,892,192)					194,154,606

Rights - 0.0%
South Africa - 0.0%
644,261	Metorex, Ltd. (Cost $0)				22,113

Principal
Amount
Short-Term Investments – 0.0%
Certificates of Deposit - 0.0%
$ 31,265	Middlesex Savings Bank, 2.00%, 11/26/11				31,265
31,523	Stoneham Savings Bank, 1.50%, 11/24/11				31,523
Total Certificates of Deposit (Cost $62,788)					62,788

Total Short-Term Investments (Cost $62,788)					62,788

Total Investments – 97.1% (Cost $227,954,980)					$ 194,239,507
Other Assets and Liabilities, Net – 2.9%					5,843,660
Net Assets – 100.0%					$ 200,083,167

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non–income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees.
At the period end, the value of these securities amounted to $0 or 0.00% of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation		$ 24,570,135
Gross Unrealized Depreciation		(58,285,608)
Net Unrealized Depreciation		$ (33,715,473)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

Valuation Inputs		Level 1	Level 2	Level 3	Total
Investments At Value:
Common Stocks
Australia		$ 4,405,713	$ -	$ -	$ 4,405,713
Austria		3,028,345	-	-	3,028,345
Belgium		4,128,226	-	-	4,128,226
Canada		4,152,366	-	-	4,152,366
Finland		9,507,902	-	-	9,507,902
France		9,740,376	-	-	9,740,376
Germany		16,861,313	-	-	16,861,313
India		3,924,343	-	-	3,924,343
Ireland		10,390,450	-	-	10,390,450
Italy		4,122,786	-	-	4,122,786
Japan		14,151,896	-	-	14,151,896
Norway		2,712,927	-	-	2,712,927
South Africa		4,298,572	-	-	4,298,572
South Korea		5,184,749	-	-	5,184,749
Sweden		11,760,384	-	-	11,760,384
Switzerland		2,678,983	-	-	2,678,983
Thailand		3,998,222		-	3,998,222
United Kingdom		15,655,894	-	-	15,655,894
United States		63,451,159	-	-	63,451,159
Rights		-	22,113	-	22,113
Certificates of Deposit		-	62,788	-	62,788
Total Investments at Value:		$ 194,154,606	$ 84,901	$ -	$ 194,239,507

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (unaudited)

Shares	Security Description		Value

Common Stock - 99.4%
Basic Materials - 2.1%
18,690	FMC Corp.		$ 1,131,492

Consumer Discretionary - 13.2%
127,300	Comcast Corp., Class A		2,395,786
32,105	Hasbro, Inc.		1,228,979
47,000	The Walt Disney Co.		1,640,770
59,425	Time Warner, Inc.		1,858,220
			7,123,755

Consumer Staples - 12.5%
69,195	CVS Caremark Corp.		2,529,769
42,070	Nestle SA, ADR		2,153,984
68,865	Unilever PLC, ADR		2,016,367
			6,700,120

Energy - 10.1%
17,420	Apache Corp.		1,768,130
29,655	Devon Energy Corp.		1,910,672
36,835	XTO Energy, Inc.		1,737,875
			5,416,677
Financials - 15.8%
51,405	ACE, Ltd.		2,688,481
53,315	AON Corp.		2,277,084
64,090	Axis Capital Holdings, Ltd.		2,003,453
34,320	State Street Corp.		1,549,205
			8,518,223
Health Care Equipment and Services - 14.6%
35,320	Baxter International, Inc.		2,055,624
111,550	Hologic, Inc. (a)		2,068,137
25,600	Quest Diagnostics, Inc.		1,492,224
55,145	St. Jude Medical, Inc. (a)		2,263,702
			7,879,687

Industrials - 8.1%
47,305	Cooper Industries, PLC		2,267,802
46,440	Honeywell International, Inc.		2,102,339
			4,370,141

Information Technology - 1.7%
52,505	The Western Union Co.		890,485

Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
36,015	Johnson & Johnson		2,348,178
46,690	Thermo Fisher Scientific, Inc. (a)		2,401,734
			4,749,912

Technology - 8.9%
1,871	Google, Inc., Class A (a)		1,060,876
70,100	Microsoft Corp.		2,051,827
64,970	Oracle Corp.		1,669,079
			4,781,782

Utilities - 3.6%
39,700	FPL Group, Inc.		1,918,701

Total Common Stock (Cost $45,723,047)			53,480,975

Short-Term Investments - 0.6%
Money Market Fund - 0.6%
319,227	Fidelity Institutional Cash Money Market Fund, 0.20% (b) (Cost $319,227)		319,227

Total Investments - 100.0% (Cost $46,042,274)*			$ 53,800,202
Other Assets & Liabilities, Net - 0.0%			11,864
NET ASSETS - 100.0%			$ 53,812,066

ADR American Depositary Receipt
PLC Public Limited Company

(a) Non-income producing security.
(b) Represents 7-day effective yield as of March 31, 2010.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$ 8,043,111
	Gross Unrealized Depreciation	(285,183)
	Net Unrealized Appreciation	$ 7,757,928

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Common Stock
Basic Materials	$ 1,131,492	$ -	$ -	$ 1,131,492
Consumer Discretionary	7,123,755	-	-	7,123,755
Consumer Staples	6,700,120	-	-	6,700,120
Energy	5,416,677	-	-	5,416,677
Financials	8,518,223	-	-	8,518,223
Health Care Equipment and Services	7,879,687	-	-	7,879,687
Industrials	4,370,141	-	-	4,370,141
Information Technology	890,485	-	-	890,485
Pharmaceuticals, Biotechnology & Life Sciences	4,749,912	-	-	4,749,912
Technology	4,781,782	-	-	4,781,782
Utilities	1,918,701	-	-	1,918,701
Money Market Fund	-	319,227	-	319,227
TOTAL	$ 53,480,975	$319,227	$ -	$ 53,800,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 4, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 4, 2010